TCW FUNDS, INC

TCW Artificial Intelligence Equity Fund

(Class I: TGFTX; Class N: TGJNX)

TCW New America Premier Equities Fund

(Class I: TGUSX; Class N: TGUNX)

Supplement dated May 3, 2024 to the Prospectus

dated March 1, 2024, as supplemented

Disclosure for the TCW Artificial Intelligence Equity Fund and TCW New America Premier Equities Fund (the “Funds”)

Effective at the close of business on May 3, 2024, TCW Artificial Intelligence Equity Fund and TCW New America Premier Equities Fund are closed to investors and all references to the Funds are hereby removed.

Please retain this Supplement for future reference.